Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Overseas Portfolio
September 30, 2022
VIPOVRS-NPRT3-1122
1.808774.118
Common Stocks - 96.2%
	Shares	Value ($)
Bailiwick of Jersey - 2.0%
Experian PLC	266,166	7,791,370
Ferguson PLC (a)	158,800	16,472,201
JTC PLC (b)	514,500	3,918,258
TOTAL BAILIWICK OF JERSEY		28,181,829
Belgium - 0.8%
Azelis Group NV	129,400	2,878,434
KBC Group NV	196,171	9,309,096
TOTAL BELGIUM		12,187,530
Bermuda - 0.4%
Hiscox Ltd.	597,251	5,859,790
Canada - 1.6%
Constellation Software, Inc.	15,195	21,143,199
Topicus.Com, Inc. (a)	23,814	1,145,058
TOTAL CANADA		22,288,257
Denmark - 1.4%
DSV A/S	165,472	19,384,634
Finland - 1.0%
Nordea Bank ABP	1,601,803	13,708,597
France - 16.9%
Air Liquide SA	148,720	16,998,564
ALTEN	114,081	12,536,341
Antin Infrastructure Partners SA	40,800	850,006
BNP Paribas SA	381,600	16,118,501
Capgemini SA	132,965	21,287,770
Edenred SA	441,742	20,351,387
EssilorLuxottica SA (c)	137,305	18,662,884
Legrand SA	34,900	2,256,602
LVMH Moet Hennessy Louis Vuitton SE	68,230	40,226,688
Pernod Ricard SA	121,242	22,242,345
Safran SA	180,300	16,405,453
Teleperformance	79,824	20,250,058
TotalEnergies SE (c)	690,612	32,399,775
TOTAL FRANCE		240,586,374
Germany - 6.9%
Allianz SE	98,486	15,514,931
Brenntag SE	170,800	10,325,201
Deutsche Borse AG	123,039	20,169,384
Hannover Reuck SE	106,525	15,968,660
Merck KGaA	135,600	21,951,033
Siemens Healthineers AG (b)	340,300	14,597,340
TOTAL GERMANY		98,526,549
Hong Kong - 1.9%
AIA Group Ltd.	3,224,800	26,849,386
Chervon Holdings Ltd.	137,100	519,684
TOTAL HONG KONG		27,369,070
India - 1.1%
HDFC Bank Ltd. (a)	947,591	16,383,199
Ireland - 3.6%
Flutter Entertainment PLC (a)	67,990	7,460,394
ICON PLC (a)	71,400	13,121,892
Kingspan Group PLC (Ireland)	236,600	10,659,913
Linde PLC	77,668	20,938,516
TOTAL IRELAND		52,180,715
Italy - 2.5%
FinecoBank SpA	1,045,599	12,913,666
GVS SpA (a)(b)	109,736	640,875
Moncler SpA	202,200	8,254,719
Recordati SpA	367,419	13,446,992
TOTAL ITALY		35,256,252
Japan - 10.7%
BayCurrent Consulting, Inc.	13,300	3,459,856
Capcom Co. Ltd.	217,800	5,477,731
FUJIFILM Holdings Corp.	245,200	11,196,896
Hoya Corp.	230,111	22,068,270
Iriso Electronics Co. Ltd.	97,729	2,677,368
Misumi Group, Inc.	339,360	7,315,713
NOF Corp.	183,411	6,615,114
Olympus Corp.	866,388	16,632,758
Persol Holdings Co. Ltd.	468,603	8,661,045
Relo Group, Inc.	390,174	5,936,317
SMC Corp.	31,485	12,813,463
Sony Group Corp.	323,133	20,814,440
Suzuki Motor Corp.	231,576	7,169,848
TIS, Inc.	340,974	9,034,998
Tokyo Electron Ltd.	52,332	12,894,339
TOTAL JAPAN		152,768,156
Kenya - 0.3%
Safaricom Ltd.	19,349,700	3,998,137
Luxembourg - 0.8%
Eurofins Scientific SA	192,500	11,427,633
Netherlands - 6.8%
ASM International NV (Netherlands)	49,900	11,172,964
ASML Holding NV (Netherlands)	83,339	34,525,603
Euronext NV (b)	142,289	9,004,934
IMCD NV	136,526	16,186,739
Wolters Kluwer NV	267,517	26,049,097
TOTAL NETHERLANDS		96,939,337
Spain - 1.1%
Amadeus IT Holding SA Class A (a)	345,107	16,000,073
Sweden - 4.9%
Addlife AB	541,224	5,595,795
AddTech AB (B Shares)	752,251	9,882,064
ASSA ABLOY AB (B Shares)	211,477	3,962,245
Atlas Copco AB (A Shares)	1,618,276	15,040,835
Hexagon AB (B Shares)	1,807,794	16,883,231
Indutrade AB	878,756	14,253,389
Kry International AB (a)(d)(e)	587	108,005
Nordnet AB	347,100	3,930,403
TOTAL SWEDEN		69,655,967
Switzerland - 13.7%
Compagnie Financiere Richemont SA Series A	217,890	20,567,819
Julius Baer Group Ltd.	277,575	12,113,113
Nestle SA (Reg. S)	490,255	53,024,667
Partners Group Holding AG	15,280	12,297,109
Roche Holding AG (participation certificate)	129,931	42,296,799
Sika AG	96,414	19,378,418
Sonova Holding AG	66,874	14,716,358
Zurich Insurance Group Ltd.	53,040	21,144,440
TOTAL SWITZERLAND		195,538,723
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,007,600	13,326,332
United Kingdom - 9.8%
BAE Systems PLC	1,227,066	10,781,522
Beazley PLC	954,092	5,947,440
Bridgepoint Group Holdings Ltd. (b)	594,998	1,234,407
Compass Group PLC	1,215,939	24,212,292
Dechra Pharmaceuticals PLC	216,035	6,273,868
Diageo PLC	786,522	33,107,486
Diploma PLC	305,335	7,845,703
RELX PLC (London Stock Exchange)	913,948	22,333,005
Rentokil Initial PLC	2,780,589	14,738,450
St. James's Place PLC	738,800	8,413,597
Volution Group PLC	1,405,597	4,559,676
TOTAL UNITED KINGDOM		139,447,446
United States of America - 7.1%
Ares Management Corp.	86,259	5,343,745
CBRE Group, Inc. (a)	177,300	11,969,523
Equifax, Inc.	46,400	7,954,352
Intercontinental Exchange, Inc.	135,551	12,247,033
Marsh & McLennan Companies, Inc.	147,376	22,001,763
Moody's Corp.	47,200	11,474,792
Pool Corp.	8,200	2,609,322
S&P Global, Inc.	56,521	17,258,687
Thermo Fisher Scientific, Inc.	20,200	10,245,238
TOTAL UNITED STATES OF AMERICA		101,104,455
TOTAL COMMON STOCKS (Cost $1,300,462,662)		1,372,119,055

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(d)(e) (Cost $1,550,731)	3,392	624,110

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	40,890,889	40,899,067
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	26,119,178	26,121,790
TOTAL MONEY MARKET FUNDS (Cost $67,020,857)		67,020,857

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,369,034,250)	1,439,764,022
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(12,708,444)
NET ASSETS - 100.0%	1,427,055,578

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,395,814 or 2.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $732,115 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938
Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	36,218,372	360,767,836	356,087,141	300,440	-	-	40,899,067	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	-	163,413,763	137,291,973	132,017	-	-	26,121,790	0.1%
Total	36,218,372	524,181,599	493,379,114	432,457	-	-	67,020,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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